Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ 37,880	¥ 27,347	¥ (39,907)
Reclassifications, taxes	4,071	7,229	18,020
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	8,703	(3,624)	9,240
Reclassifications, taxes	0
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	3,382	38,539	(9,048)
Reclassifications, taxes	6,963	9,729	23,275
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	25,795	(7,568)	(40,099)
Reclassifications, taxes	¥ (2,892)	¥ (2,500)	¥ (5,255)